Consolidated statements of changes in equity - CHF (SFr) SFr in Millions	Total	Share capital	Treasury shares	Capital reserves	Other reserves	Accumulated income / (losses)
Equity at beginning of period at Dec. 31, 2019	SFr 64.4	SFr 1.9	SFr 0.0	SFr 67.2	SFr (1.8)	SFr (2.9)
Net loss	(27.5)					(27.5)
Other comprehensive loss	(1.3)				(1.3)
Total comprehensive income / (loss)	(28.8)				(1.3)	(27.5)
Capital increase	133.3	0.3		133.0
Equity transaction costs	(1.5)			(1.5)
Share-based compensation	77.7			77.7
Equity at end of period at Dec. 31, 2020	245.1	2.2	0.0	276.4	(3.1)	(30.4)
Net loss	(170.2)					(170.2)
Other comprehensive loss	(0.3)				(0.3)
Total comprehensive income / (loss)	(170.5)				(0.3)	(170.2)
Capital increase	618.3	3.0		615.3
Equity transaction costs	(6.8)			(6.8)
Share capital reorganization	0.0	28.3	(2.5)	(25.8)
Tax impact on equity transaction costs	1.3			1.3
Share-based compensation	183.2			183.2
Purchase of treasury shares	(22.8)		(22.8)
Sale of treasury shares	0.7		0.2	0.5
Equity at end of period at Dec. 31, 2021	848.4	33.5	(25.0)	1,044.0	(3.4)	(200.6)
Net loss	57.7					57.7
Other comprehensive loss	3.4				3.4
Total comprehensive income / (loss)	61.1				3.4	57.7
Tax impact on transactions with treasury shares	(5.1)			(5.1)
Share-based compensation	38.3			38.3
Purchase of treasury shares	(1.6)		(1.6)	0.0
Sale of treasury shares	28.4		0.5	27.9
Equity at end of period at Dec. 31, 2022	SFr 969.5	SFr 33.5	SFr (26.1)	SFr 1,105.1	SFr 0.0	SFr (142.9)